SCHEDULE OF NET INCOME LOSS REDEEMABLE AND NON REDEEMABLE SHARES (Details)		3 Months Ended		6 Months Ended	7 Months Ended	12 Months Ended
		Mar. 31, 2026 HKD ($) $ / shares shares	Mar. 31, 2025 HKD ($) $ / shares shares	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 HKD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income						$ 3,028,785	$ 23,479,137	$ 3,347,275
Weighted average ordinary shares outstanding basic	[1]					42,105,264	42,105,264	42,105,264
Weighted average ordinary shares outstanding diluted	[1]					42,105,264	42,105,264	42,105,264
Basic net income per ordinary share | (per share)	[1]					$ 0.07	$ 0.56	$ 0.08
Diluted net income (loss) per share | (per share)	[1]					$ 0.07	$ 0.56	$ 0.08
Cayson Acquisition Corp [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income | $		$ 252,400	$ 404,677		$ 475,489		$ 1,637,488
Redeemable Shares [Member] | Cayson Acquisition Corp [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income | $		$ 191,431	$ 310,098	$ 284,902			$ 1,254,780
Weighted average ordinary shares outstanding basic		5,745,809	6,000,000		2,739,726	6,000,000	6,000,000
Weighted average ordinary shares outstanding diluted		5,745,809	6,000,000		2,739,726	6,000,000	6,000,000
Basic net income per ordinary share | $ / shares		$ 0.03	$ 0.05		$ 0.10		$ 0.21
Diluted net income (loss) per share | $ / shares		$ 0.03	$ 0.05		$ 0.10		$ 0.21
Allocation of net Income including accretion of temporary equity | $		$ 191,431	$ 310,098
Nonredeemable Shares [Member] | Cayson Acquisition Corp [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income | $		$ 60,969	$ 94,580	$ 190,587			$ 382,708
Weighted average ordinary shares outstanding basic		1,830,000	1,830,000		1,832,763	1,830,000	1,830,000
Weighted average ordinary shares outstanding diluted		1,830,000	1,830,000		1,832,763	1,830,000	1,830,000
Basic net income per ordinary share | $ / shares		$ 0.03	$ 0.05		$ 0.10		$ 0.21
Diluted net income (loss) per share | $ / shares		$ 0.03	$ 0.05		$ 0.10		$ 0.21
Allocation of net Income including accretion of temporary equity | $		$ 60,969	$ 94,580

[1]	Retroactively restated for effect of share reorganization (see Note 1)